Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Mountain Province Diamonds Inc.
Entity Central Index Key	0001004530
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	MPVD
Entity Common Stock, Shares Outstanding	160,253,501
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer